Deferred income tax - Deferred tax offsettings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Offsetting of deferred tax assets and deferred tax liabilities
Deferred tax assets	¥ 792,802	¥ 779,395	¥ 704,818	¥ 584,694
Set-off of deferred tax assets (Liabilities)	(24,526)	(13,436)	(21,600)
Deferred tax assets	768,276	765,959	683,218
Deferred tax liabilities	26,605	18,632	31,461	¥ 38,221
Deferred tax liabilities	¥ 2,079	¥ 5,196	¥ 9,861